Sales and Marketing Expenses - Schedule of Sales and Marketing Expenses (Details) - Selling and Marketing Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Sales and Marketing Expenses [Line items]
Payroll and related benefits (including share-based compensation)	$ 2,639	$ 2,239	$ 1,599
Consulting and professional services	2,518	987	566
Travel	426	354	274
Advertising and promotion expenses	32	92	74
Sales commissions	96	49	13
Conferences	286	323	301
Others	299	393	377
Total	$ 6,296	$ 4,437	$ 3,204